OPERATIONS IN UZBEKISTAN (Details 2) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 22, 2013
Results of discontinued operations
Income / (loss) from discontinued operations, net of tax	3,733	(32,846)	1,806
Uzdunrobita
Results of discontinued operations
Total revenues		8,357	12,919
Income / (loss) before income tax	1,109	(34,171)	1,841
Income tax (expense) / benefit	(1,058)	1,325	(35)
Gain on disposal, net of tax	3,682
Income / (loss) from discontinued operations, net of tax	3,733	(32,846)	1,806
Carrying amount of assets and liabilities
Current assets		755		341
Non-current assets		10,524		9,615
Total assets		11,279		9,956
Current liabilities		11,279		9,956
Total liabilities		11,279		9,956